Property and Equipment - Additional Information (Detail) $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($) Aircraft	Dec. 31, 2020 USD ($) Aircraft	Aug. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) Aircraft SparesEngines	Dec. 31, 2020 USD ($) Aircraft	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Average lease term					11 years
Leasehold Improvements Capitalized Cost					$ 700	$ 800
Profit (loss)					43,844	(607,062)	$ 247,002
Reversal of impairment loss					$ 5,400
Training Center [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Leasehold Improvements Capitalized Cost						$ 1,600
Impairment Testing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of cash flow projections					To determine whether impairment exists, the recoverable amount at the level of the CGU, was determined using cash flow projections from financial forecasts approved by senior management covering a five-year period. The pre-tax discount rate applied to cash flow projections was 13.6% (2020: 13.8%).
Pre-tax discount rate applied to cash flow projections	13.60%	13.80%			13.60%	13.80%
Embraer 190 fleet [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment				$ 49,500
Boeing 737-700 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss			$ 191,200
Number Of Aircraft Sold | Aircraft					3
Useful life of aircraft					3 years
B-737-Max [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft capitalized | Aircraft	7	1			7	1
Average lease term					12 years
Number Of Aircraft Sold
Disclosure of detailed information about property, plant and equipment [line items]
Profit (loss)	$ 0
B-737-700 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Profit (loss)	0
Number Of Aircraft Sold | Aircraft					3
Number Of Aircraft Parts Sold | SparesEngines					4
Useful life of aircraft					3 years
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions purchase deposits		$ 0			$ 347,000
Carrying value pledged as collateral obligation	$ 1,500,000	$ 1,300,000			1,500,000	$ 1,300,000
Additions for advance payments contracts					$ 276,900